UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 31, 2007



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            September 31, 2007
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       119
Entry Total:
Form 13F Information Table     	 $469,816,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 PowerShares QQQ                   UNIT SER 1  73935A104       990     19,254   SH       Sole                  19,254
 S&P 500 SPDR                      UNIT SER 1  78462F103     1,260      8,261   SH       Sole                   8,261
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     3,336     51,930   SH       Sole                  51,930
 Estate                            REIT
 iShares MSCI EAFE                 MSCI EAFE   464287465    43,738    529,578   SH       Sole                 529,578
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614   133,448  2,161,802   SH       Sole               2,161,802
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       904     10,904   SH       Sole                  10,904
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    71,760    834,904   SH       Sole                 834,904
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       206      2,419   SH       Sole                   2,419
                                   GROW
 iShares Russell 3000 Index        RUSSELL     464287689       248      2,817   SH       Sole                   2,817
                                   3000
 iShares S&P 500                   S&P 500     464287200   103,015    673,433   SH       Sole                 673,433
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       270      3,792   SH       Sole                   3,792
 iShares S&P 500/Barra Value       S&P 500     464287408       553      6,789   SH       Sole                   6,789
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    33,899    236,660   SH       Sole                 236,660
                                   600
 3M Co.                            COM         88579y101       281      3,004   SH       Sole                   3,004
 AT&T Inc. New                     COM         78387G103     1,944     45,957   SH       Sole                  45,957
 Abbott Laboratories               COM         002824100     2,632     49,088   SH       Sole                  49,088
 Aetna Inc.                        COM         00817Y108       222      4,086   SH       Sole                   4,086
 Allergan Inc.                     COM         184901023       514      7,974   SH       Sole                   7,974
 Allstate Corp                     COM         020002101       697     12,191   SH       Sole                  12,191
 Altria Group                      COM         718154107       691      9,940   SH       Sole                   9,940
 American Express Company          COM         025816109       403      6,793   SH       Sole                   6,793
 American Intl Group Inc           COM         026874107       531      7,852   SH       Sole                   7,852
 Amgen                             COM         311621007       251      4,443   SH       Sole                   4,443
 Anheuser Busch Co.                COM         352291033       313      6,264   SH       Sole                   6,264
 Apple Computer, Inc.              COM         378331003       683      4,448   SH       Sole                   4,448
 Bank of New York Mellon Co.       COM         064058100       457     10,363   SH       Sole                  10,363
 BankAmerica Corp.                 COM         605051044     1,121     22,304   SH       Sole                  22,304
 Baxter International Inc.         COM         718131097       234      4,164   SH       Sole                   4,164
 Best Buy Inc.                     COM         865161012       237      5,149   SH       Sole                   5,149
 Boeing Company Capital            COM         970231056       488      4,648   SH       Sole                   4,648
 Bristol-Myers Squibb Company      COM         110122108       228      7,923   SH       Sole                   7,923
 British Petroleum Amoco           COM         556221042     1,459     21,044   SH       Sole                  21,044
 C H Robinson                      COM         12541W100     1,261     23,220   SH       Sole                  23,220
 C V S Corp Del                    COM         126650100       274      6,924   SH       Sole                   6,924
 Carnival Corp.                    COM         143658102       356      7,350   SH       Sole                   7,350
 Caterpillar                       COM         149123101       925     11,798   SH       Sole                  11,798
 Charles Schwab                    COM         808513105       305     14,127   SH       Sole                  14,127
 ChevronTexaco Corp.               COM         166764100     1,325     14,157   SH       Sole                  14,157
 Cisco Systems                     COM         17275R102     1,054     31,802   SH       Sole                  31,802
 Citigroup Inc.                    COM         172967101     1,083     23,201   SH       Sole                  23,201
 Coca Cola                         COM         191216100       611     10,624   SH       Sole                  10,624
 Colgate-Palmolive Co              COM         194162103       206      2,886   SH       Sole                   2,886
 ComCast                           COM         20030N101       309     12,765   SH       Sole                  12,765
 Conocophillips                    COM         718507106       768      8,751   SH       Sole                   8,751
 Deere & Co                        COM         244199105       252      1,698   SH       Sole                   1,698
 Dell Inc.                         COM         24702r101       638     23,101   SH       Sole                  23,101
 Diamond Management & Technology   COM         25278P106       317     34,454   SH       Sole                  34,454
 Consultant
 Discover Financial Services LLC   COM         254709108       234     11,229   SH       Sole                  11,229
 Disney                            COM         254687106       437     12,693   SH       Sole                  12,693
 Dow Chemical Co.                  COM         260543103       216      5,008   SH       Sole                   5,008
 Dupont                            COM         263534109       210      4,234   SH       Sole                   4,234
 Eli Lilly                         COM         532457108       229      4,014   SH       Sole                   4,014
 Emerson Electric                  COM         291011104       295      5,541   SH       Sole                   5,541
 Exelon Corporation                COM         30161N101     1,494     19,825   SH       Sole                  19,825
 Exxon Mobil Corporation           COM         30231G102     3,910     42,241   SH       Sole                  42,241
 Fannie Mae                        COM         313586109       201      3,311   SH       Sole                   3,311
 Ford Motor Company                COM         345370860       147     17,353   SH       Sole                  17,353
 General Electric                  COM         369604103     2,445     59,056   SH       Sole                  59,056
 Glaxosmithkline                   COM         37733W105       688     12,925   SH       Sole                  12,925
 Goldman Sachs Group               COM         38141G104       511      2,359   SH       Sole                   2,359
 Google Inc                        COM         38259p508       542        956   SH       Sole                     956
 Hewitt Associates Inc             COM         42822Q100     1,192     34,019   SH       Sole                  34,019
 Hewlett Packard Co                COM         428236103     1,232     24,745   SH       Sole                  24,745
 Home Depot                        COM         437076102       354     10,902   SH       Sole                  10,902
 Honeywell International           COM         438516106       272      4,572   SH       Sole                   4,572
 IBM                               COM         459200101     1,041      8,834   SH       Sole                   8,834
 Intel Corp.                       COM         458140100     1,337     51,695   SH       Sole                  51,695
 J P Morgan Chase & Co.            COM         46625H100       994     21,701   SH       Sole                  21,701
 Janus Capital Group Inc.          COM         860831106       449     15,873   SH       Sole                  15,873
 Johnson & Johnson                 COM         478160104     1,247     18,975   SH       Sole                  18,975
 Kraft Foods Inc                   COM         50075n104       245      7,102   SH       Sole                   7,102
 McDonald's Corporation            COM         580135101    11,594    212,854   SH       Sole                 212,854
 Medtronic, Inc.                   COM         585055106       313      5,547   SH       Sole                   5,547
 Merck & Co, Inc.                  COM         589331107       524     10,136   SH       Sole                  10,136
 Merrill Lynch                     COM         590188108       280      3,932   SH       Sole                   3,932
 Metlife Inc.                      COM         59156R108       338      4,850   SH       Sole                   4,850
 Microsoft                         COM         594918104     1,287     43,693   SH       Sole                  43,693
 Monsanto Co.                      COM         61166W101       368      4,289   SH       Sole                   4,289
 Morgan Stanley / Dean Witter      COM         617446448     1,622     25,751   SH       Sole                  25,751
 Motorola Inc.                     COM         620076109       595     32,104   SH       Sole                  32,104
 National Semi-Conductor Corp.     COM         637640103       278     10,268   SH       Sole                  10,268
 News Corp. Ltd Class A            COM         65248e104       207      9,412   SH       Sole                   9,412
 Northern Trust                    COM         665859104       630      9,507   SH       Sole                   9,507
 Novamed Eyecare Inc.              COM         66986W108       120     27,593   SH       Sole                  27,593
 Occidental Petroleum Corp         COM         674599105       324      5,054   SH       Sole                   5,054
 Oracle Corp.                      COM         68389X105       452     20,862   SH       Sole                  20,862
 Pepsico Inc                       COM         713448108       694      9,475   SH       Sole                   9,475
 Pfizer Incorporated               COM         717081103       734     30,057   SH       Sole                  30,057
 Praxair Inc                       COM         74005P104       296      3,531   SH       Sole                   3,531
 Procter & Gamble                  COM         742718109     1,238     17,603   SH       Sole                  17,603
 Prudential Securities             COM         744320102       428      4,383   SH       Sole                   4,383
 Qualcomm, Inc.                    COM         747525103       302      7,137   SH       Sole                   7,137
 Raytheon Company                  COM         755111507       294      4,607   SH       Sole                   4,607
 Schlumberger                      COM         806857108       675      6,430   SH       Sole                   6,430
 Serefex Corp.                     COM         81748P101         2     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       229      2,290   SH       Sole                   2,290
 Sirius Sattelite Radio Inc.       COM         82966U103        47     13,555   SH       Sole                  13,555
 Sprint Nextel Corp.               COM         852061100       458     24,095   SH       Sole                  24,095
 Sun Microsystems                  COM         866810104       179     31,899   SH       Sole                  31,899
 Target                            COM         87612E106       299      4,711   SH       Sole                   4,711
 Texas Instruments                 COM         882508104       300      8,205   SH       Sole                   8,205
 Tiffany & Co                      COM         886547108       338      6,466   SH       Sole                   6,466
 Time Warner Inc.                  COM         887317105       621     33,815   SH       Sole                  33,815
 US Bancorp                        COM         902973304       384     11,801   SH       Sole                  11,801
 Union Pacific                     COM         907818108       248      2,190   SH       Sole                   2,190
 United Health Care Corp.          COM         91324P102       302      6,246   SH       Sole                   6,246
 United Parcel Service Class B     COM         911312106       321      4,268   SH       Sole                   4,268
 United Technologies Corp.         COM         913017109       403      5,002   SH       Sole                   5,002
 Verizon Communications            COM         92343V104       809     18,264   SH       Sole                  18,264
 Viacom Inc. Class B               COM         925524308       259      6,637   SH       Sole                   6,637
 Wachovia Corporation              COM         929903102       402      8,014   SH       Sole                   8,014
 Wal-Mart                          COM         931142103       432      9,908   SH       Sole                   9,908
 Walgreen Company                  COM         931422109       459      9,713   SH       Sole                   9,713
 WellPoint Health Networks         COM         94973H108       218      2,759   SH       Sole                   2,759
 Wells Fargo & Co New              COM         949746101     2,009     56,399   SH       Sole                  56,399
 Wrigley William Jr. Company       COM         982526105       214      3,339   SH       Sole                   3,339
 Wyeth                             COM         983024100       255      5,725   SH       Sole                   5,725
 YUM! Brands Inc                   COM         988498101       337      9,963   SH       Sole                   9,963